STOCKHOLDERS' EQUITY - Warrants (Details)		3 Months Ended	12 Months Ended
	Feb. 24, 2020 $ / shares shares	Mar. 31, 2021 USD ($) D $ / shares shares	Dec. 31, 2020 USD ($) D $ / shares shares	Mar. 29, 2021 $ / shares shares	Dec. 09, 2020 $ / shares	Aug. 31, 2020 USD ($) $ / shares	Mar. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	May 31, 2017 $ / shares shares
Class of Warrant or Right [Line Items]
Warrants to purchase shares | shares									2,442,440
Number of common stock purchased by each warrant | shares									1
Revenue generated per share									$ 35.00
Exercise price						$ 3.34			$ 3.34
Warrants and Rights Outstanding | $		$ 0	$ 93,328,000				$ 58,761
Fair value of the warrants | $			$ 200,000			$ 1,700,000	$ 100,000	$ 1,000,000.0
Common stock par value (in dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Share Price							$ 3.34
Divisional Factor for Conversion of Debt to Warrants	$ 1.00
Proceeds from Warrant Exercises | $		$ 158,308,000
Class of Warrant or Right, Outstanding | shares			15,007,494
Common Class A
Class of Warrant or Right [Line Items]
Common stock par value (in dollars per share)		$ 0.0001	$ 0.0001
Trine Warrants
Class of Warrant or Right [Line Items]
Exercise price	$ 11.50	$ 11.50	11.50
Warrants and Rights Outstanding | $		$ 0
Warrant redemption price		$ 0.01	0.01
Share Price		$ 10.00	$ 10.00
Warrant exercisable term		30 days	30 days
Warrants and Rights Outstanding, Term		5 years	5 years
Debt Instrument, Convertible, Threshold Trading Days | D		20	20
Debt Instrument, Convertible, Threshold Consecutive Trading Days | D		30	30
Debt Conversion, Converted Instrument, Warrants or Options Issued | shares	1,500,000
Proceeds from Warrant Exercises | $		$ 170,700,000
Number of warrants exercised | shares		14,840,589
Class of Warrant or Rights, Redeemed | shares				166,905
Redemption Price Per Warrant				$ 0.01
Trine Warrants | Common Class A
Class of Warrant or Right [Line Items]
Number of common stock purchased by each warrant | shares		1	1
Common stock par value (in dollars per share)		$ 0.0001	$ 0.0001
Trine Warrants | Common Stock warrants outstanding
Class of Warrant or Right [Line Items]
Number of common stock purchased by each warrant | shares		0.5	0.5
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants to purchase shares | shares		8,503,000	8,503,000
Number of common stock purchased by each warrant | shares		1
Exercise price		$ 11.50	$ 11.50
Warrants and Rights Outstanding | $		$ 8,503,000	$ 8,503,000
Fair value of the warrants | $		$ 56,600,000
Warrant redemption price		$ 1.00	$ 1.00
Share Price			17.20		$ 24.77
Number of shares issued during the period up on exercise of warrants not settle-able in cash. | shares		5,850,346
Maximum | Private Placement Warrants
Class of Warrant or Right [Line Items]
Share Price		$ 30.49
Minimum
Class of Warrant or Right [Line Items]
Share Price			5.13
Minimum | Trine Warrants | Common Class A
Class of Warrant or Right [Line Items]
Share Price		18.00	$ 18.00
Minimum | Private Placement Warrants
Class of Warrant or Right [Line Items]
Share Price		$ 19.82